Income Taxes (Schedule Of Significant Changes To Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007
Income Taxes [Abstract]
Balance at January 1,	$ 2,612	$ 704	$ 1,010	$ 1,300
Unrecognized tax benefits due to positions taken in current year	219	2,038	119
Decrease due to expiration of statute of limitations	(185)	(130)	(425)
Balance at December 31,	$ 2,646	$ 2,612	$ 704	$ 1,300